Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other payables and accrued liabilities
Accrued professional fees	$ 308	$ 234
Accrued staff costs and staff benefits	49	35
Rental deposits from tenants	205	191
Rental receipt in advance	10	7
Interest receipt in advance		5
Advances from unrelated parties	409	448
Others	279	689
Other payables and accrued liabilities	$ 1,260	$ 1,609